Intellectual Property	12 Months Ended
Aug. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property
9.	Intellectual Property

The following is a list of US capitalized patents held by the Company

Issued Patent #	Patent Issuance Date	Patent Family
US 9,474,725 B1	10/25/2016	Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof
US 9,839,612 B2	12/12/2017
US 9,972,680 B2	05/15/2018
US 9,974,739 B2	05/22/2018
US 10,084,044 B2	09/25/2018
US 10,103,225 B2	10/16/2018
US 10,381,440	08/13/2019
US 10,374,036	08/06/2019
US 10,756,180	08/25/2020
The Company also holds non-capitalized patents outside the US. A continuity schedule for patents is presented below:
	August 31	August 31
	2020	2019
	$	$
Balance - Beginning	265,127	146,538
Addition	33,645	122,982
Amortization*	(6,772)	(4,393)
Balance - Ending	292,000	265,127
*The patents are amortized over their legal life of 20 years from the patent application’s filing date.